REINSURANCE CEDED (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) transaction	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of types of insurance contracts [line items]
Longevity reinsurance transactions | transaction		2
Reinsurance payable			$ 5
Second Aggregate Contract
Disclosure of types of insurance contracts [line items]
Reinsurance coverage annual limit			30
Reinsurance annual aggregated catastrophe losses threshold limit			160
Direct Insurance Segment
Disclosure of types of insurance contracts [line items]
Reinsurance loss retained per risk			2
Pension Risk Transfer
Disclosure of types of insurance contracts [line items]
Fixed service payments			914	$ 1,100
Actual service payments			899	$ 1,100
Property And Liability Losses Per Risk | Direct Insurance Segment
Disclosure of types of insurance contracts [line items]
Reinsurance loss retained per risk			35
Reinsurance recoverable			6
Excess Property Per Risk
Disclosure of types of insurance contracts [line items]
Reinsurance loss retained per risk			35
Excess Property Per Risk | Direct Insurance Segment
Disclosure of types of insurance contracts [line items]
Reinsurance recoverable			20
Excess Casualty Clash Coverage
Disclosure of types of insurance contracts [line items]
Reinsurance loss retained per risk			35
Excess Casualty Clash Coverage | Direct Insurance Segment
Disclosure of types of insurance contracts [line items]
Reinsurance recoverable			60
Corporate Catastrophe
Disclosure of types of insurance contracts [line items]
Reinsurance loss retained per risk			35
Corporate Catastrophe | Direct Insurance Segment
Disclosure of types of insurance contracts [line items]
Reinsurance recoverable			470
Property Catastrophe Top and Drop Contract
Disclosure of types of insurance contracts [line items]
Reinsurance loss retained per risk			35
Property Catastrophe Top and Drop Contract | First Reinsurance Contract
Disclosure of types of insurance contracts [line items]
Reinsurance coverage annual limit			30
Property Catastrophe Top and Drop Contract | Direct Insurance Segment
Disclosure of types of insurance contracts [line items]
Reinsurance recoverable			$ 500
BAC
Disclosure of types of insurance contracts [line items]
Reinsurance transaction losses	$ 1	$ 1